Earnings per share	12 Months Ended
Mar. 31, 2026
Basic and Diluted Earnings Per Shares [Abstract]
Earnings per share
20.
Earnings per share

The calculation of basic and diluted earnings per share for the years ended March 31, 2026, 2025 and 2024 was based on the profit attributable to equity shareholders of the Company, being Rs.42,850, Rs.56,544 and Rs.55,684, respectively.

The weighted average number of equity shares outstanding, used for calculating the basic earnings per share, are as follows:

	For the Year Ended March 31,
	2026	2025	2024*
Number of equity shares at the beginning of the year (excluding treasury shares)	832,003,105	832,642,375	830,783,660
Effect of equity shares issued on exercise of stock options	437,482	308,031	1,184,855
Weighted average number of equity shares – Basic	832,440,587	832,950,406	831,968,515
Earnings per share of par value Rs.1 – Basic	51.48	67.88	66.93

*Earnings per share is computed after giving effect to 1:5 forward stock split effective October 28, 2024 for all periods presented. Refer to Note 19 of these consolidated financial statements for further details regarding such stock split.

The weighted average number of equity shares outstanding, used for calculating the diluted earnings per share, are as follows:

	For the Year Ended March 31,
	2026	2025	2024
Weighted average number of equity shares – Basic	832,440,587	832,950,406	831,968,515
Dilutive effect of stock options outstanding (1)	891,102	1,228,728	1,569,165
Weighted average number of equity shares – Diluted	833,331,689	834,179,134	833,537,680
Earnings per share of par value Rs.1 – Diluted	51.42	67.78	66.80

(1)
As of March 31, 2026, 2025, and 2024, 1,983,310, 941,080, and 1,227,725 options, respectively, were excluded from the diluted weighted average number of equity shares calculation because their effect would have been anti-dilutive. The average market value of the Company’s shares for the purpose of calculating the dilutive effect of stock options was based on quoted market prices for the year during which the options were outstanding.